Supplement dated November 30, 2010
to the Prospectus for the

Madison Mosaic Income Trust dated May 1, 2010, for the Government
Fund and Core Bond Fund

Madison Mosaic Income Trust dated May 1, 2010 for the Institutional Bond Fund

Madison Mosaic Equity Trust dated May 1, 2010, for the Mosaic Investors Fund, Mid-Cap Fund, Small/Mid-Cap Fund, Disciplined Equity and Balanced Fund

Madison Mosaic Tax-Free Trust dated February 1, 2010, for the Virginia
Tax-Free Fund and Tax-Free National Fund

Madison Mosaic Government Money Market Trust dated February 1, 2010, for the Government Money Market Fund.

Madison Investment Advisors, Inc. and Madison Mosaic, LLC are currently co-advisers to the Madison Mosaic Income Trust, the Madison Mosaic Equity Trust, the Madison Mosaic Tax-Free Trust and the Madison Mosaic Government Money Market Trust (collectively, “the Trusts”).

Effective November 30, 2010, only Madison Mosaic, LLC will be the adviser to the Trusts, and it will change its name at that time to “Madison Investment Advisors, LLC.”   Madison Investment Advisors, Inc. will also be changing its name, effective November 30, 2010, to “Madison Investment Holdings, Inc.”   In addition, at the same time, Madison Investment Advisors, LLC will become a wholly owned subsidiary of Madison Asset Management, LLC which, in turn, is a subsidiary Madison Investment Holdings, Inc.  Madison Investment Holdings, Inc. controls the adviser to the Trusts both before and after these organizational changes.

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Please keep this Supplement with your records.

Supplement dated November 30, 2010 to the

Statement of Additional Information for the

Madison Mosaic Equity Trust dated May 1, 2010, for the Mosaic Investors Fund,
Mid-Cap Fund, Small/Mid-Cap Fund, Disciplined Equity and Balanced Fund

Madison Mosaic Tax-Free Trust dated February 1, 2010, for the Virginia
Tax-Free Fund and Tax-Free National Fund

Madison Mosaic Government Money Market Trust dated February 1, 2010, for the Government Money Market Fund

Madison Investment Advisors, Inc. and Madison Mosaic, LLC are currently co-advisers to the Madison Mosaic Equity Trust, the Madison Mosaic Tax-Free Trust and the Madison Mosaic Government Money Market Trust (collectively, “the Trusts”).

Effective November 30, 2010, only Madison Mosaic, LLC will be the adviser to the Trusts, and it will change its name at that time to “Madison Investment Advisors, LLC.”  Madison Investment Advisors, Inc. will also be changing its name, effective November 30, 2010, to “Madison Investment Holdings, Inc.”   In addition, at the same time, Madison Investment Advisors, LLC will become a wholly owned subsidiary of Madison Asset Management, LLC which, in turn, is a subsidiary Madison Investment Holdings, Inc.  Madison Investment Holdings, Inc. controls the adviser to the Trusts both before and after these organizational changes.

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